EQUITY AND LONG-TERM INCENTIVE PLANS, Stock Option Award Activity (Details) - Cablevision Systems Corporation And Subsidiaries - USD ($)	6 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Options Outstanding, Weighted Average Exercise Price [Roll Forward]
Balance at beginning of period, weighted average exercise price per share (in dollars per share)	$ 15.28	$ 14.41
Granted, weighted average exercise price per share (in dollars per share)		19.17
Exercised, weighted average exercise price per share (in dollars per share)		12.84
Balance at end of period, weighted average exercise price per share (in dollars per share)		$ 15.28	$ 14.41
Options exercisable at end of period, weighted average exercise price per share (in dollars per share)	13.97
Options expected to vest in the future, weighted average exercise price per share (in dollars per share)	$ 15.45
Stock Options Outstanding, Additional Disclosures [Abstract]
Weighted average remaining contractual term (in years)		6 years 9 months 18 days	7 years 2 months 1 day
Balance at beginning of period, aggregate intrinsic value	$ 221,900	$ 79,347
Balance at end of period, aggregate intrinsic value		$ 221,900	$ 79,347
Time Vesting Options
Stock Options Outstanding [Roll Forward]
Balance at beginning of period (in shares)	6,744,000	5,097,666
Granted (in shares)		2,000,000
Exercised (in shares)	(744,000)	(353,666)
Balance at end of period (in shares)	6,000,000	6,744,000	5,097,666
Performance Based Vesting Options
Stock Options Outstanding [Roll Forward]
Balance at beginning of period (in shares)	6,609,217	7,633,500
Exercised (in shares)	(728,517)	(1,024,283)
Balance at end of period (in shares)	5,880,700	6,609,217	7,633,500